Deferred Income Tax - Summary of Gross Movement of Deferred Income Tax Item (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	S/ 158,985	S/ 365,263	S/ 364,225
Debit (credit) to income statement (Note 29)	(5,310)	(188,509)	28,462
Adjustment for changes in rates of income tax		(622)	(1,524)
Sale of a subsidiary			(24,135)
IFRIC 23 adoption		(986)
Debit (credit) to equity		(3)	(95)
Other movements	5,583	(16,158)	(1,670)
Ending balance	S/ 159,258	S/ 158,985	S/ 365,263